Schedule of Investments (unaudited) July 31, 2019	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/20	$311,548	$308,013,493
0.13%, 04/15/21	46,612	46,062,707
0.13%, 01/15/22	130,034	128,844,514
0.13%, 04/15/22	181,637	179,827,043
0.13%, 07/15/22	232,904	231,669,736
0.13%, 01/15/23	91,023	90,344,286
0.13%, 07/15/24	108	107,547
0.25%, 01/15/25	152,076	151,965,359
0.38%, 07/15/23	30,670	30,853,111
0.38%, 07/15/25	70,193	70,876,344
0.50%, 04/15/24	115,033	116,241,678
0.63%, 07/15/21	135,125	135,585,320
0.63%, 04/15/23	396,709	400,479,809
0.63%, 01/15/24	75,646	76,809,772
1.13%, 01/15/21	20,860	20,940,773
1.25%, 07/15/20	231,159	232,056,161
1.38%, 01/15/20	81,832	81,520,446

		2,302,198,099

Total U.S. Government Obligations — 99.4% (Cost: $2,295,509,079)		2,302,198,099

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	72,018	$72,018,000

Total Short-Term Investments — 3.1% (Cost: $72,018,000)		72,018,000

Total Investments in Securities — 102.5% (Cost: $2,367,527,079)		2,374,216,099

Other Assets, Less Liabilities — (2.5)%		(57,967,479)

Net Assets — 100.0%		$2,316,248,620

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	27,910	44,108	72,018	$72,018,000	$368,509	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$2,302,198,099	$—	$2,302,198,099
Money Market Funds	72,018,000	—	—	72,018,000

	$72,018,000	$2,302,198,099	$—	$2,374,216,099

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